The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

October 5, 2010

Securities and Exchange Commission
Division of Investment Management
Attn: Mr. Keith O’Connell
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Royce Fund
File Nos. 002-80348 & 811-03599

Dear Mr. O’Connell:

     Enclosed herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 101 under the 1933 Act and Amendment No. 103 under the 1940 Act to the Registration Statement on Form N-1A of The Royce Fund (the “Trust”).

     This Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to reflect the addition of four newly-created series of the Trust, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Plus Fund (each a “New Fund” and collectively, the “New Funds”). The Amendment contains one prospectus offering Service Class shares of the New Funds and also adds the New Funds to the Trust’s existing Statement of Additional Information.

     The new prospectus offering Service Class shares of the New Funds contains substantially similar disclosure as has been previously reviewed by the staff. Specifically, the disclosure contained in such prospectus with respect to Royce Global Dividend Value Fund’s, Royce International Premier Fund’s, Royce International Micro-Cap Fund’s and Royce Special Equity Plus Fund’s Service Class shares will not differ in any material respect, other than disclosure relating to the New Funds’ “Fees and Expenses of the Fund”, “Portfolio Turnover”, “Principal Investment Strategy”, “Primary Risks for Fund Investors”, “Performance” and “Investment Adviser and Portfolio Management”, from the disclosure relating to Royce Dividend Value Fund, Royce Premier Fund, Royce Micro-Cap Fund and Royce Special Equity Fund, respectively, which was most recently reviewed by the staff in March 2010 (Post-Effective Amendment No. 96 filed under Rule 485(a) and subsequently declared effective on May 1, 2010).

     In light of the substantial similarity of the proposed disclosure to language already reviewed by the staff, we respectfully request that the staff conduct a limited review of the enclosed Post-Effective Amendment. Please contact me at (212) 508-4578 if you have any questions or comments.

Very truly yours,

/s/ John E. Denneen

John E. Denneen
General Counsel